Ordinary Shares	12 Months Ended
Dec. 31, 2025
Equity, Attributable to Parent [Abstract]
Ordinary Shares
17.
ORDINARY SHARES

During the year ended December 31, 2023, 37,080,608 share options were exercised. The Company also repurchased an aggregate of 5,960,593 ADSs, representing 119,211,860 Class A ordinary shares at an average price of RMB35.7437 per ADS or RMB1.7872 per Class A ordinary share, for aggregate consideration of RMB213,054.

During the year ended December 31, 2024, 59,609,232 share options were exercised. The Company also repurchased an aggregate of 18,926,395 ADSs, representing 378,527,896 Class A ordinary shares at an average price of RMB26.4116 per ADS or RMB1.3206 per Class A ordinary share, for aggregate consideration of RMB499,876.

During the year ended December 31, 2025, 49,481,875 share options were exercised. The Company also repurchased an aggregate of 372,309 ADSs, representing 7,446,180 Class A ordinary shares at an average price of RMB43.8723 per ADS or RMB2.1936 per Class A ordinary share, for aggregate consideration of RMB16,334.

Since the shares repurchased have not been cancelled, the excess of repurchase price over par value was recorded as treasury shares upon the repurchase date.

Effective from March 18, 2024, the Company changed its ADS to Class A Ordinary Share (“Share”) ratio from one ADS representing four ordinary shares to one ADS representing twenty ordinary shares. The ADS ratio presented has been retrospectively applied for all periods.